10-K Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					37,102,613	22,499,629
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 37,074,648	$ 20,472,559